[CLIFFORD CHANCE LETTERHEAD]

December 19, 2007

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Global Long/Short Fund P (“Feeder Fund”)
File Numbers 811-22095 & 333-144614

Morgan Stanley Global Long/Short Fund A (“Master Fund”)
File Numbers 811-22094 & 333-144612
(each a “Fund,” and collectively, the “Funds”)

To Whom it May Concern:

I enclose Pre-Effective Amendment No. 2 ( the “Amendments”) to the Funds’ registration statements on Form N-2, to be filed via EDGAR on or about the date hereof. The Amendments are being filed to respond to comments from the Staff, to include the Funds’ audited financial statements and all other outstanding information (including exhibits) in preparation for the Funds’ registration statements being declared effective.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz